Simplify Intermediate Term Treasury Futures Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 97.4%
Money Market ETFs - 97.4%
Simplify Government Money Market ETF(a)(b)
(Cost $64,174,257) ....................................................... 641,500 $ 64,188,490
Money Market Fund – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(c)
(Cost $140,638) .......................................................... 140,638 140,638
Total Investments – 97.6%
(Cost $64,314,895) ............................................................. $ 64,329,128
Other Assets in Excess of Liabilities – 2.4% ............................................ 1,577,438
Net Assets – 100.0% ............................................................. $ 65,906,566
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Rate shown reflects the 7-day yield as of March 31, 2026.
At March 31, 2026, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. 10-Year Treasury Note Futures .............. 1,749 $ 194,220,984 6/18/26 $ (3,652,159)
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 148,364,460 $ (84,241,270) $ 51,068 $ 14,232 $ 64,188,490 641,500 $ 1,832,735 $ —
$ — $ 148,364,460 $ (84,241,270) $ 51,068 $ 14,232 $ 64,188,490 641,500 $ 1,832,735 $ —